INVESTMENT IN AN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INVESTMENT IN THE ASSOCIATE

The Group’s investment in the associate is summarized below:

	2021	2022
	S$	S$
Beginning of financial year	-	272,970
Additions	489,211	-
Share of post-acquisition profit/(loss)	2,719	(33,546)
Impairment of investment in an associate	(215,297)	-
Currency realignment	(3,663)	-
End of financial year	272,970	239,424

SCHEDULE OF KEY ASSUMPTIONS INVESTMENT IN ASSOCIATE

Key assumptions used to determine the value in use of the investment in associate are as follows:

%
Revenue growth rate	2.38 - 3.05
Discount rate	13.90

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2021	2022
			%	%
Landmark Medical Centre Sdn Bhd	Operations of private specialist hospital	Malaysia	20	20

SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE	The following table illustrates the summarized financial information of the Group’s material associate (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the associate, if any. SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE 2021 2022 S$ S$ Current assets 818,177 665,236 Non-current assets 800,979 776,520 Current liabilities (56,776) (66,938) Non-current liabilities (197,529) (177,701) Net assets of the associate 1,364,851 1,197,117 Revenue 746,074 784,495 Loss for the year (35,264) (167,734)
SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT

Reconciliation of the summarized financial information presented to the carrying amount of the Group’s investment in the associate is as follows:

	2021	2022
	S$	S$
Net assets	1,364,851	1,197,117

Group’s equity interest	20%	20%
Group share of net assets	272,970	239,424
Goodwill	215,297	-
Impairment of investment in an associate	(215,297)	-
Carrying value	272,970	239,424